Schedule of Investments
May 31, 2020
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–127.56%(a)
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class E, 6.45%, 02/15/2023(b)(c)	$5,000,000	$4,081,181
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2023(b)(c)(d)	12,500,000	11,066,096
Series 2013-GC17, Class D, 5.10%, 11/10/2023(b)(c)	4,000,000	3,059,304
Series 2014-GC19, Class D, 5.09%, 02/10/2024(b)(c)(d)	1,500,000	1,223,725
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.83%, 08/15/2022(b)(c)(d)	1,500,000	921,793
Series 2013-CR11, Class D, 5.12%, 09/10/2023(b)(c)(d)	14,523,000	10,236,717
Series 2013-CR6, Class D, 4.09%, 02/10/2023(b)(c)	3,375,000	2,819,247
Series 2013-CR8, Class D, 3.95%, 06/10/2023(b)(c)(d)	6,000,000	5,210,057
Series 2013-CR8, Class E, 3.95%, 06/10/2023(b)(c)	7,000,000	5,693,220
Series 2014-CR14, Class D, 4.62%, 01/10/2024(b)(c)(d)	12,267,000	10,144,382
Series 2014-CR16, Class D, 4.93%, 04/10/2024(b)(c)(d)	12,680,000	10,192,693
Series 2014-LC15, Class D, 4.98%, 03/10/2024(b)(c)(d)	9,010,000	6,072,430
Series 2014-UBS3, Class C, 4.74%, 05/10/2024(c)(d)	10,250,000	9,483,699
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2021(b)(c)	500,000	176,171
FREMF Mortgage Trust,
Series 2014-K36, Class B, 4.50%, 10/25/2023(b)(c)	1,025,000	1,095,139
Series 2015-KF12, Class B, 8.09% (1 mo. USD LIBOR + 7.10%), 07/25/2022(b)(e)	1,027,670	1,023,630
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.40% (1 mo. USD LIBOR), 01/10/2023(b)(d)(e)	6,625,000	5,610,092
Series 2013-GC10, Class XA, IO, 1.50%, 01/10/2023(c)(d)	23,868,971	766,559
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.11% (1 mo. USD LIBOR + 3.92%), 07/15/2021(b)(e)	1,000,000	865,375
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.08%, 07/10/2023(b)(c)(d)	11,546,000	7,890,228
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(d)	8,500,000	7,949,395
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	1,734,175
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.67%, 09/15/2022(b)(c)(d)	$4,834,001	$2,576,342
Series 2013-C10, Class D, 4.11%, 02/15/2023(c)(d)	19,348,000	16,141,893
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(c)	860,000	657,498
Series 2013-C13, Class XA, IO, 0.13%, 06/15/2023(c)(d)	79,452,343	283,621
Series 2013-C13, Class XC, IO, 0.09%, 07/15/2023(b)(c)	69,684,664	265,582
Series 2013-C16, Class D, 5.03%, 11/15/2023(b)(c)(d)	13,875,000	12,762,289
Series 2013-LC11, Class D, 4.17%, 05/15/2023(c)(d)	10,248,000	6,282,593
Series 2018-PHH, Class E, 3.91% (1 mo. USD LIBOR + 2.41%), 06/15/2021(b)(d)(e)	3,000,000	2,319,735
Series 2018-PHH, Class F, 4.51% (1 mo. USD LIBOR + 3.01%), 06/15/2021(b)(e)	2,500,000	1,783,266
Series 2018-WPT, Class FFX, 5.54%, 07/05/2023(b)	3,500,000	3,320,940
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.10%, 06/15/2023(c)(d)	3,191,933	2,608,998
Series 2014-C19, Class D, 4.68%, 04/15/2024(b)(c)(d)	2,500,000	1,986,869
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.61%, 06/15/2022(b)(c)(d)	8,873,689	251,191
Series 2013-C10, Class D, 4.08%, 06/15/2023(b)(c)(d)	3,426,000	2,086,588
Series 2013-C13, Class XA, IO, 0.97%, 11/15/2023(c)(d)	38,057,714	1,034,820
Series 2014-C14, Class D, 4.95%, 02/15/2024(b)(c)(d)	7,579,400	6,168,660
Series 2014-C15, Class D, 4.91%, 04/15/2024(b)(c)(d)	16,500,001	13,241,198
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.10%, 02/10/2023(b)(c)(d)	8,090,000	3,395,981

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(c)(d)	$5,768,000	$4,678,868
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	581,327
Series 2013-C12, Class XA, IO, 1.20%, 03/15/2023(b)(c)(d)	14,860,290	380,817
Series 2013-C13, Class XA, IO, 1.19%, 04/15/2023(b)(c)(d)	21,323,917	597,935
Series 2013-C14, Class D, 3.97%, 06/15/2023(b)(c)(d)	3,400,000	2,775,362
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	4,453,384
Series 2013-C17, Class D, 5.04%, 11/15/2023(b)(c)(d)	20,419,000	16,813,211
Series 2013-UBS1, Class D, 4.74%, 12/15/2023(b)(c)(d)	5,000,000	4,103,441
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(d)	10,000,000	7,554,997
Total Asset-Backed Securities (Cost $277,493,481)		226,422,714
Shares
Preferred Stocks–7.52%
Mortgage REITs–7.52%
Chimera Investment Corp., 8.00%, Series D, Pfd.	167,800	3,087,520
Dynex Capital, Inc., 7.63%, Series B, Pfd.	19,136	455,437
Dynex Capital, Inc., 6.90%, Series C, Pfd.	65,000	1,446,250
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	143,061	2,713,867
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	102,181	2,251,048
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	173,200	3,399,916
Total Preferred Stocks (Cost $17,139,535)		13,354,038
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–5.21%
Homebuilding–1.81%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	$3,250,000	$3,213,096
Industrial REITs–3.40%
Duke Realty L.P., 3.63%, 04/15/2023	5,800,000	6,029,535
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,162,666)		9,242,631
U.S. Treasury Securities–0.65%
U.S. Treasury Bills–0.65%
0.15% - 0.40%, 09/03/2020 (Cost $1,143,510)(f)(g)	1,144,000	1,143,560
Shares
Money Market Funds–3.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(h)(i)	1,737,744	1,737,744
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(h)(i)	1,639,832	1,641,308
Invesco Treasury Portfolio, Institutional Class, 0.08%(h)(i)	1,985,993	1,985,993
Total Money Market Funds (Cost $5,363,563)		5,365,045
TOTAL INVESTMENTS IN SECURITIES–143.96% (Cost $310,302,755)		255,527,988
REVERSE REPURCHASE AGREEMENTS– (45.07)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—1.11%		1,970,899
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$177,498,887
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $193,033,627, which represented 108.75% of the Fund’s Net Assets.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2020.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(f)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,857,445	$(4,119,701)	$-	$-	$1,737,744	$751
Invesco Liquid Assets Portfolio, Institutional Class	113,860	4,577,867	(3,052,899)	1,459	1,021	1,641,308	1,987
Invesco Treasury Portfolio, Institutional Class	-	6,694,222	(4,708,229)	-	-	1,985,993	529
Total	$113,860	$17,129,534	$(11,880,829)	$1,459	$1,021	$5,365,045	$3,267

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	1 Month USD LIBOR	Monthly	(2.116)%	Semi-Annual	12/01/2023	USD	(50,000,000)	$—	$(3,375,675)	$(3,375,675)
Receive	3 Month USD LIBOR	Quarterly	(2.817)	Semi-Annual	12/01/2023	USD	(8,000,000)	—	(710,666)	(710,666)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(4,086,341)	$(4,086,341)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2023 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$226,422,714	$—	$226,422,714
Preferred Stocks	13,354,038	—	—	13,354,038
U.S. Dollar Denominated Bonds & Notes	—	9,242,631	—	9,242,631
U.S. Treasury Securities	—	1,143,560	—	1,143,560
Money Market Funds	5,365,045	—	—	5,365,045
Total Investments in Securities	18,719,083	236,808,905	—	255,527,988
Other Investments - Liabilities*
Swap Agreements	—	(4,086,341)	—	(4,086,341)
Total Other Investments	—	(4,086,341)	—	(4,086,341)
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$18,719,083	$152,722,564	$—	$171,441,647

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Income 2023 Target Term Fund